Semiconductor ETF

VANECK ETF TRUST

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 8.8%
ASML Holding N.V. (USD)	452,215	$360,026,450
NXP Semiconductors N.V. (USD)	1,216,593	277,115,554
		637,142,004
Switzerland: 2.3%
STMicroelectronics N.V. (USD) †	3,394,228	165,909,864

Taiwan: 9.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,837,515	702,311,430

United States: 79.1%
Advanced Micro Devices, Inc. *	2,503,031	360,186,161
Analog Devices, Inc.	1,756,612	308,759,691
Applied Materials, Inc.	2,080,147	327,331,932
Broadcom, Inc.	617,669	411,003,129
Cadence Design Systems, Inc. *	1,095,688	204,181,459
Intel Corp.	7,024,931	361,783,947
KLA Corp.	608,009	261,510,751
Lam Research Corp.	458,228	329,534,666
Marvell Technology, Inc.	3,145,371	275,188,509
Microchip Technology, Inc.	2,193,711	190,984,480
Micron Technology, Inc.	3,803,608	354,306,085
NVIDIA Corp.	2,335,049	686,761,261
ON Semiconductor Corp. *	1,630,318	110,731,199
	Number of Shares	Value
United States (continued)
Qorvo, Inc. *	498,022	$77,885,661
Qualcomm, Inc.	1,990,589	364,019,010
Skyworks Solutions, Inc.	747,272	115,931,778
Synopsys, Inc. *	639,714	235,734,609
Teradyne, Inc.	745,716	121,946,937
Texas Instruments, Inc.	1,851,119	348,880,398
Universal Display Corp.	207,600	34,260,228
Xilinx, Inc.	1,134,009	240,443,928
		5,721,365,819
Total Common Stocks (Cost: $6,959,966,604)		7,226,729,117

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $1,950)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,950	1,950

Total Investments: 99.9% (Cost: $6,959,968,554)		7,226,731,067
Other assets less liabilities: 0.1%		6,001,481
NET ASSETS: 100.0%		$7,232,732,548

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $26,146,156.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	6.1%	$439,916,068
Semiconductor Equipment	19.4	1,400,350,736
Semiconductors	74.5	5,386,462,313
	100.0%	$7,226,729,117

The summary of inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$7,226,729,117	$—	$—	$7,226,729,117
Money Market Fund	1,950	—	—	1,950
Total Investments	$7,226,731,067	$—	$—	$7,226,731,067

*	See Schedule of Investments for geographic sector breakouts.

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